As filed with the Securities and Exchange Commission on November 10, 2015
================================================================================
                                            1933 Act Registration No. 333-168727
                                             1940 Act Registration No. 811-22452

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 21                                              [X]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 22                                                             [X]


                            FIRST TRUST SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                            First Trust Series Fund
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to First Trust AQA(R) Equity Fund, a series of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 10th day of November, 2015.


                                         FIRST TRUST SERIES FUND



                                         By: /s/ Mark R. Bradley
                                             ----------------------------------
                                             Mark R. Bradley, President and
                                             Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                  TITLE                             DATE
                           President and Chief Executive     November 10, 2015
/s/ Mark R. Bradley        Officer
------------------------
    Mark R. Bradley

                           Treasurer,
                           Chief Financial Officer           November 10, 2015
/s/ James M. Dykas         and Chief Accounting Officer
------------------------
    James M. Dykas

                                            )
James A. Bowen*                     Trustee )
                                            )
                                            )
Richard E. Erickson*                Trustee )
                                            )       BY: /s/ W. Scott Jardine
                                            )           ----------------------
Thomas R. Kadlec*                   Trustee )                 W. Scott Jardine
                                            )                 Attorney-In-Fact
                                            )                 November 10, 2015
Robert F. Keith*                    Trustee )
                                            )
                                            )
Niel B. Nielson*                    Trustee )
                                            )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.




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